INCOME TAXES - Summary of Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ (15)	$ 0	$ (21)
Income tax (benefit) expense
Total income tax (benefit) expense	(81)	382	(457)
Macau Complementary Tax [Member]
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	0	0	(29)
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	(73)	381	(445)
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense – current	7	1	9
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ (15)	$ 0	$ 8